COLT 2022-4 ABS-15G

Exhibit 99.29

Rating Agency Grades: 3/28/2022
Loan Information				Initial Credit Grades				Initial Compliance Grades				Initial Property Grades				Initial Overall Grades				Final Credit Grades				Final Compliance Grades				Final Property Grades				Final Overall Grades
Loan Number	Dummy ID	Alt Loan Number	Note Original Balance	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P
XXXX	4350096919	XXXXXXXXXX	XXXXXXXXXX	C	C	C	CC	A	A	A	RA	C	C	C	VC	C	C	C	C	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A